Intangible Assets - Summary of Reconciliation of Acquisitions with Consolidated Statements of Cash Flows and Capital Expenditures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Acquisition With Consolidated Statements Of Cash Flows And Capital Expenditure [Abstract]
Increase in multi-client surveys	$ 281.0	$ 337.4	$ 357.4
Multi-client depreciations & amortizations capitalized	(30.0)	(42.3)	(72.8)
Investment in multi-client surveys according to cash flow statement	$ 251.0	$ 295.1	$ 284.6